PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
At cost:
Land	1,552,704	3,302,148
Buildings	12,178,017	13,847,692
Data center equipment	17,710,351	19,603,839
Leasehold improvement	8,230,992	8,444,282
Furniture and office equipment	137,691	167,410
Vehicles	4,606	5,619
	39,814,361	45,370,990
Less: Accumulated depreciation	(6,425,293)	(9,269,587)
	33,389,068	36,101,403
Construction in progress	7,234,435	10,827,984
	40,623,503	46,929,387
Less: Impairment provision	—	(12,759)

Property and equipment, net	40,623,503	46,916,628

The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement were RMB8,867,222 and RMB9,906,404 as of December 31, 2021 and 2022, respectively.

Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB1,543,130, RMB2,399,451 and RMB2,947,200 for the years ended December 31, 2020, 2021 and 2022, respectively, and included in the following captions:

	Years ended December 31,
	2020	2021	2022

Cost of revenue	1,418,846	2,264,620	2,722,169
General and administrative expenses	120,604	129,128	218,567
Research and development expenses	3,680	5,703	6,464
	1,543,130	2,399,451	2,947,200

Property and equipment with net a book value of RMB4,479,259 and RMB12,721,652 was pledged as security for bank loans (Note 9) and other financing obligations (Note 12) as of December 31, 2021 and 2022, respectively.